Document and Entity Information	Jan. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2023
Entity File Number	1-5103
Entity Registrant Name	BARNWELL INDUSTRIES, INC.
Entity Central Index Key	0000010048
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	72-0496921
Entity Address, Address Line One	1100 Alakea Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	808
Local Phone Number	531-8400
Title of 12(b) Security	Common Stock, $0.50 Par Value
Trading Symbol	BRN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false